PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net

	2016	2015
Computer software and hardware	$606	$562
Research and lab equipment	1,895	1,874
Leasehold improvements	431	392
Office equipment	796	792
Less accumulated depreciation and amortization	(3,218)	(2,682)
Property and equipment, net	$510	$938